Intangible Assets - Estimated Aggregate Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Estimated Amortization Expense [Line Items]
2013 (remaining six months)	$ 57.9
2013		112.8
2014	113.5	110.1
2015	108.4	105.0
2016	103.1	99.6
2017	95.1	91.5
Total	$ 478.0	$ 519.0